Certificate Liabilities	6 Months Ended
Jun. 30, 2026
Certificate Liabilities [Abstract]
Certificate liabilities

6. Certificate liabilities

The certificate liabilities of the Group comprise those arising from the issuance of the CoinShares XBT Provider, CoinShares Physical, and CoinShares XBTP Physical ETPs.

XBT Provider certificate liabilities are cash-settled instruments under which investors receive, upon redemption, a cash amount linked to the value of the referenced digital asset, net of applicable fees.

CoinShares Physical ETPs provide exposure to specified digital assets and are settled by delivery of the referenced digital asset upon redemption.

The certificates do not bear contractual interest. Investor returns are determined primarily by reference to the performance of the underlying digital asset, subject to applicable management fees. The certificates are generally open-ended and may be redeemed at the election of the holder in accordance with the applicable product terms.

The fair value of the certificate liabilities is primarily driven by (i) the market price of the referenced digital asset and (ii) the number of certificates outstanding. To economically hedge its exposure, the Group holds corresponding digital assets against its CS Physical and XBT Physical Certificate Liabilities, and holds a mix of corresponding digital assets, digital asset ETPs and digital asset futures against its XBT Provider Certificate Liabilities.

CS Physical and XBTP Physical ETP certificates are settled in the referenced digital assets and the Group holds the same number and type of digital assets. Similarly, the number and type of digital assets referenced by the XBT Provider certificates are offset by holdings of assets tracking the same number and type of digital assets, maintaining a perfect economic hedging relationship. For these certificate liabilities, because the certificate liabilities are fair valued based on the referenced digital assets, fair value movements are equal and opposite and have no net impact to income or loss.

However, because holders of the XBT Provider certificates have a cash redemption option, the fair value of the XBT Certificate Liabilities is measured based on the last traded price of the associated ETP adjusted for material market movements in the underlying referenced digital asset prices. The total fair value of the XBT Provider certificates will typically be lower than the fair value of the total corresponding digital assets held to economically hedge the exposure at June 30, 2026 and December 31, 2025. As a consequence, changes in fair values at any given point in time will similarly not be equal and opposite resulting in a net impact to income or loss —which is defined by management as the “XBT pricing differential”.

The relationship and fair value of the certificate liability programs and the assets held to hedge them are presented below:

Liabilities			Assets
Name	Fair value methodology	Type of asset economically hedging the liability	Fair value methodology	Location on Consolidated Balance Sheets
CS Physical Certificate Liabilities	Price of referenced digital asset	Referenced digital asset	Quoted price of digital asset in principal market at 11:59:59 GMT	Digital assets – held for operations
XBT Physical Certificate Liabilities	Price of referenced digital assets	Referenced digital asset	Quoted price of digital asset in principal market at 11:59:59 GMT	Digital assets – held for operations
XBT Certificate Liability	Traded price of XBT certificate liability, adjusted for material market conditions related to movements in the underlying coin prices through 11:59:59 GMT	Referenced digital asset	Quoted price of digital asset in principal market at 11:59:59 GMT	Digital assets – held for operations
		Digital asset ETPs which track the referenced digital asset price	Price of digital asset ETP	Digital asset exchange traded products
		Digital asset futures which track the referenced digital asset price	Price of digital asset future	Prepaids and other current assets Other non-current assets

	For the Six Months Ended June 30,
	2026	2025
Gains from operations, net of change in XBT pricing differential	$3,425	$4,344
(Loss)/Gain from change in XBT pricing differential	(16,556)	18,122
Total (losses)/gains from operations	$(13,131)	$22,466

While this gain or loss is included in operating income, it reflects a temporary unrealized gain or loss that is caused by differences in the timing of secondary market conditions impacting the assets and liabilities that form the XBT hedging relationship and not the ongoing operational strategy of the Group to economically hedge its assets and liabilities based on a matching of nominal values. As noted in Note 2, Operating segment information, management adjusts for the (Loss)/Gain from change in XBT pricing differential arriving at its measure of segment profitability Segment EBITDA, where it is referred to as the XBT pricing differential.

The table below disaggregates the balance of the certificate liabilities by corresponding referenced digital assets:

	As of
	June 30, 2026	December 31, 2025
CoinShares XBT Provider
CoinShares XBTP - Bitcoin	$1,042,940	$1,768,572
CoinShares XBTP - Ethereum	315,064	696,435
Total XBT Certificate Liabilities	$1,358,004	$2,465,007

CoinShares Physical
CoinShares Physical - Bitcoin	$882,116	$1,222,197
CoinShares Physical - Staked Ethereum	195,192	291,152
CoinShares Physical - Staked Solana	111,714	189,058
CoinShares Physical - XRP	125,444	226,084
CoinShares Physical - Other	92,326	112,663
Total CS Physical certificate liabilities	$1,406,792	$2,041,154

CoinShares XBT Provider Physical
CS XBTP Physical Staked Solana	$542	$613
CS XBTP Physical Other	784	666
Total XBT CS Physical Certificate Liabilities	$1,326	$1,279

Breakdown of certificate type by number and value:

(in thousands, except number of certificates)	As of
	Number of certificates		Dollars
Certificate type	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
Bitcoin Tracker One	2,096,355	2,249,885	$517,474	$885,201
Bitcoin Tracker Euro	213,291	225,032	525,465	883,371
Ether Tracker One	10,148,660	10,353,931	120,558	265,659
Ether Tracker Euro	1,642,761	1,677,905	194,507	430,776
CoinShares Bitcoin ETP	15,706,757	14,488,307	882,113	1,222,197
CoinShares Ethereum Staking ETP	4,123,973	3,251,673	195,192	291,152
CoinShares Litecoin ETP	800,220	698,920	6,161	9,992
CoinShares XRP ETP	3,274,564	3,298,284	125,444	226,083
CoinShares Polkadot Staking ETP	3,216,000	2,775,000	3,229	6,010
CoinShares Tezos Staking ETP	3,807,400	3,760,900	4,681	10,909
CoinShares Solana Staking ETP	13,466,523	13,560,223	111,714	189,058
CoinShares Chainlink ETP	13,753,400	13,483,400	9,233	15,577
CoinShares Uniswap ETP	10,827,500	8,387,500	2,814	4,483
CoinShares Cardano Staking ETP	61,015,625	47,690,625	9,659	17,354
CoinShares Cosmos Staking ETP	1,630,500	1,630,500	1,490	1,864
CoinShares Polygon Staking ETP	3,501,500	3,101,500	2,737	3,497
CoinShares Algorand Staking ETP	8,229,700	7,794,700	7,306	9,225
CoinShares SEI Staking ETP	2,111,000	1,985,000	1,012	2,227
CoinShares TON Staking ETP	360,000	110,000	276	91
CoinShares BNB Staking ETP	10,000	—	27	—
CoinShares Hyperliquid Staking ETP	4,730,200	—	19,832	—
CoinShares Physical Top 10 Crypto Market	423,800	332,600	7,766	10,037
CoinShares Physical Smart Contract Platform	112,000	119,000	1,443	2,412
CoinShares Finanzen.net Top 10 Crypto ETP	1,683,000	1,394,500	14,663	18,986
CoinShares XBTP Physical Litecoin	20,000	20,000	59	108
CoinShares XBTP Physical XRP	153,000	63,000	311	232
CoinShares XBTP Physical Chainlink	30,000	30,000	74	129
CoinShares XBTP Physical Uniswap	45,000	5,000	122	29
CoinShares XBTP Physical Staked Cardano	163,000	23,000	167	56
CoinShares XBTP Physical Staked Polkadot	60,000	60,000	51	112
CoinShares XBTP Physical Staked Solana	240,000	160,000	542	613
Total certificates	167,595,729	142,730,385	$2,766,122	$4,507,440

Issuances in relation to CoinShares Physical certificates result in the receipt of digital assets, not cash, and therefore do not impact changes in operating activities within the consolidated statements of cash flows. Management fee is net of the increase in the coin entitlement arising from the staking proceeds owed to CS Physical noteholders for staked products.